As filed with the Securities and Exchange Commission on September 15, 2020

Securities Act Registration Statement No. 033-66528

Investment Company Act File No. 811-07912

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

 __________________________

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment	☐
Post-Effective Amendment No. 80	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 81	☒

(Check appropriate box or boxes)

 __________________________

OLD WESTBURY FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

760 Moore Road

King of Prussia, PA 19406

(Address of Principal Executive Offices, including Zip Code)

800-607-2200

(Registrant's telephone number, including area code)

 __________________________

Nicola R. Knight, Esq.

Bessemer Investment Management LLC

630 Fifth Avenue

New York, New York 10111

(Name and Address of Agent for Service)

COPY TO:

Brendan C. Fox

Dechert LLP

1900 K Street, NW

Washington, D.C. 20006

 __________________________

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485; or
☒	On September 28, 2020 pursuant to paragraph (b) of Rule 485; or
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485; or
☐	On (date) pursuant to paragraph (a)(1) of Rule 485; or
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485; or
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

OLD WESTBURY FUNDS, INC.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

This Post-Effective Amendment to the Registration Statement on Form N-1A is being filed for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 79 to the Registrant’s Registration Statement filed under Rule 485(a) of the Securities Act of 1933. This Post-Effective Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 79 and Amendment No. 80 under the Investment Company Act of 1940 to the Registrant’s Registration Statement filed on July 7, 2020.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-1A, pursuant to Rule 485(b) under the 1933 Act, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Westchester, State of New York, on the 15th day of September, 2020.

OLD WESTBURY FUNDS, INC.

By:
David W. Rossmiller, President*

Pursuant to the requirements of the 1933 Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 15th day of September, 2020.

Name	Title	Date

	President*	September 15, 2020
David W. Rossmiller

	Director*	September 15, 2020
Patricia Francy

	Director*	September 15, 2020
J. David Officer

	Director*	September 15, 2020
Alexander Ellis III

	Director*	September 15, 2020
R. Keith Walton

	Director*	September 15, 2020
George Wilcox

	Treasurer, Principal Financial Officer*	September 15, 2020
Matthew A. Rizzi

*By: /s/ Nicola R. Knight

Nicola R. Knight

As Attorney-in-Fact

September 15, 2020